Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Loans	$ 0	$ 0
Investment securities	2,030	2,054
FHLB stock	0	0
Federal fund sold and securities purchased under agreements to resell		75
Cash and due from banks	58,877	43,135
Mortgage servicing rights	0	0
Accrued interest receivable	5,190	5,341
Assets, Fair value disclosure, Total	66,097	50,605
Deposits:
Demand	192,271	159,187
NOW	178,121	169,452
Savings	69,997	62,075
Money market	157,584	153,072
Time	0	0
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	909	1,054
Liabilities, Fair Value Disclosure, Total	619,940	569,356
Other Observable Inputs (Level 2) [Member]
Assets:
Loans	0	0
Investment securities	198,216	211,752
FHLB stock	2,278	2,738
Federal fund sold and securities purchased under agreements to resell		0
Cash and due from banks	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,136	2,064
Accrued interest receivable	0	0
Assets, Fair value disclosure, Total	202,630	216,554
Deposits:
Demand	0	0
NOW	0	0
Savings	0	0
Money market	0	0
Time	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	13,154	22,082
Federal Home Loan Bank advances	20,651	29,525
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	33,805	51,607
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Loans	834,824	830,077
Investment securities	0	0
FHLB stock	0	0
Federal fund sold and securities purchased under agreements to resell		0
Cash and due from banks	0	0
Mortgage servicing rights	2,549	2,512
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Fair value disclosure, Total	837,373	832,589
Deposits:
Demand	0	0
NOW	0	0
Savings	0	0
Money market	0	0
Time	397,986	421,687
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	397,986	421,687
Carrying amount [Member]
Assets:
Loans	832,142	829,121
Investment securities	200,246	213,806
FHLB stock	2,278	2,738
Federal fund sold and securities purchased under agreements to resell		75
Cash and due from banks	58,877	43,135
Mortgage servicing rights	2,549	2,308
Cash surrender value - life insurance	2,136	2,064
Accrued interest receivable	5,190	5,341
Assets, Fair value disclosure, Total	1,103,418	1,098,588
Deposits:
Demand	192,271	159,187
NOW	178,121	169,452
Savings	69,997	62,075
Money market	157,584	153,072
Time	393,302	414,438
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	20,126	28,410
Accrued interest payable	909	1,054
Liabilities, Fair Value Disclosure, Total	1,082,854	1,061,690
Fair value [Member]
Assets:
Loans	834,824	830,077
Investment securities	200,246	213,806
FHLB stock	2,278	2,738
Federal fund sold and securities purchased under agreements to resell		75
Cash and due from banks	58,877	43,135
Mortgage servicing rights	2,549	2,512
Cash surrender value - life insurance	2,136	2,064
Accrued interest receivable	5,190	5,341
Assets, Fair value disclosure, Total	1,106,100	1,099,748
Deposits:
Demand	192,271	159,187
NOW	178,121	169,452
Savings	69,997	62,075
Money market	157,584	153,072
Time	397,986	421,687
Federal funds purchased and securities sold under agreements to repurchase	21,058	24,516
Subordinated notes	13,154	22,082
Federal Home Loan Bank advances	20,651	29,525
Accrued interest payable	909	1,054
Liabilities, Fair Value Disclosure, Total	$ 1,051,731	$ 1,042,650